Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 9,742	$ 8,708
Add net unamortized fair value adjustments	404	424
Less net unamortized debt issue costs	(85)	(77)
Less current maturities	(14)	(508)
Add current portion of net unamortized debt issue costs	0	6
Current borrowings after current portion of net unamortized debt issuance	(14)	(502)
Non-current portion of non-current borrowings	$ 10,047	8,553
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.875%
Maturity	March 30, 2020
Debentures issued	$ 0	500
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.15%
Maturity	October 1, 2022
Debentures issued	$ 500	500
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Maturity	May 13, 2023
Debentures issued	$ 500	0
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.50%
Maturity	June 1, 2023
Debentures issued	$ 500	500
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.625%
Maturity	March 15, 2024
Debentures issued	$ 750	750
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.375%
Maturity	March 15, 2025
Debentures issued	$ 550	550
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Debentures issued	$ 500	500
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Debentures issued	$ 500	500
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Maturity	April 1, 2029
Debentures issued	$ 750	750
Notes Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Maturity	May 13, 2030
Debentures issued	$ 500	0
Notes Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450	450
Notes Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 300	300
Notes Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Debentures issued	$ 500	500
Notes Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Debentures issued	$ 500	500
Notes Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 500	500
Notes Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500	500
Notes Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 500	500
Notes Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Maturity	April 1, 2049
Debentures issued	$ 750	750
Notes Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Maturity	May 13, 2050
Debentures issued	$ 500	0
Notes Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Maturity	February 1, 2027
Debentures issued	$ 125	125
Other [Member]
Disclosure of detailed information about borrowings [Line Items]
Other borrowings	$ 67	$ 33